Schedule I - Condensed Statements of Financial Position (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	$ 14,767	$ 14,778		$ 14,798
Total non-current assets	16,003	20,685		24,069
Current assets
Deposits, prepayments and deferred expenses	2,759	1,176		4,827
Financial assets at FVTPL	20,400	19,067		23,744
Cash and cash equivalents	25,296	32,675	$ 50,700	46,740	$ 130,645	$ 38,487
Total current assets	55,375	55,790		99,368
Total assets	71,378	76,475		123,437
Current liabilities
Other payables and accruals	12,804	11,675		11,401
Financial liabilities arising from unvested restricted shares		68		1,647
Total current liabilities	14,136	12,357		13,556
Net current assets	41,239	43,433		85,812
Total assets less current liabilities	57,242	64,118		109,881
Non-current liabilities
Convertible preferred shares		511,861		322,215
Total non-current liabilities	1,545	512,238		322,743
Net liabilities		(448,120)
Equity
Share capital		41		40
Treasury shares	0	(68)	(68)	(1,647)	(3,252)	(322)
Share premium		12,279		11,888
Reserves	19,312	14,228		12,292
Accumulated losses	(625,096)	(474,600)		(235,435)
Total equity (deficit)	$ 55,697	(448,120)	$ (212,485)	(212,862)	(127,933)	(60,722)
Separate [Member]
Non-current assets
Intangible assets		1,778		1,798
Amount due from subsidiaries		70,560		70,682
Total non-current assets		72,338		72,480
Current assets
Deposits, prepayments and deferred expenses				2,812
Financial assets at FVTPL		19,067		23,744
Cash and cash equivalents		6,001		32,861	$ 73,621	$ 28,755
Total current assets		25,068		59,417
Total assets		97,406		131,897
Current liabilities
Other payables and accruals		2,986		4,690
Financial liabilities arising from unvested restricted shares		68		1,647
Total current liabilities		3,054		6,337
Net current assets		22,014		53,080
Total assets less current liabilities		94,352		125,560
Non-current liabilities
Convertible preferred shares		511,861		322,215
Deficit in subsidiaries		30,611		16,207
Total non-current liabilities		542,472		338,422
Net liabilities		(448,120)		(212,862)
Equity
Share capital		41		40
Treasury shares		(68)		(1,647)
Share premium		12,279		11,888
Reserves		14,228		12,292
Accumulated losses		(474,600)		(235,435)
Total equity (deficit)		$ (448,120)		$ (212,862)